Financial results (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Transactions in foreign currencies

Transactions in foreign currencies are translated into the functional currency using the exchange rate effective on the date of the transaction. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges, cash flow hedge or items that are attributable to the net investment in a foreign operation, for which gains, and losses are recognized as a component of other comprehensive income.

The accounting policies related to the other items of the financial result are shown in the notes, “16. Investments in subsidiaries, associates, and joint ventures”, “23. Participative shareholders’ debentures”, “24. Loans, borrowing, cash and cash equivalents and short-term investments” and “25. Leases”.